Consolidated Statements of Changes in Stockholders' Equity [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Issuance Cost	$ 539	$ 115